Intangible Assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of intangible assets [line items]
Goodwill	R$ 1,525,088	R$ 1,524,291
Extrafarma [member]
Summary of intangible assets [line items]
Segment	Extrafarma
Goodwill	R$ 661,553	661,553
Ipiranga [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 276,724	276,724
Uniao Terminais [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 211,089	211,089
Texaco [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 177,759	177,759
Cblsa [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 69,807	69,807
Oxiteno Uruguay [member]
Summary of intangible assets [line items]
Segment	Oxiteno
Goodwill	R$ 44,856	44,856
Temmar [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 43,781	43,781
DNP [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 24,736	24,736
Repsol [member]
Summary of intangible assets [line items]
Segment	Ultragaz
Goodwill	R$ 13,403	13,403
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 797
Others [member]
Summary of intangible assets [line items]
Segment	Oxiteno
Goodwill	R$ 583	R$ 583